Convertible Note - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	$ 520,787	$ 292,771
Convertible note interest	106,238	231,583
Total	627,025	524,354
Convertible Note – 2022-2 (new) [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount
Convertible note interest	19,586	27,500
Total	19,586	27,500
Convertible Note – 2023-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	39,632	15,600
Convertible note interest	15,880	9,345
Total	55,512	24,945
Convertible Note – 2024 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	47,972
Convertible note interest	23,956
Total	71,928
Convertible Note 2024-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	65,169
Convertible note interest	33,768
Total	98,937
Convertible Note 2024-3 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount	368,014
Convertible note interest	13,048
Total	$ 381,063
Convertible Note – 2022-2 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		163,967
Convertible note interest		71,388
Total		235,355
Convertible Note – 2023-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		112,826
Convertible note interest		123,088
Total		235,914
Convertible Note – 2024-1 [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Accretion of debt discount		378
Convertible note interest		262
Total		$ 640